Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share Capital [Member]	Additional Paid in Capital [Member]	Contributed Capital Surplus [Member]	Retained (Deficit) Earnings [Member]
Balance at beginning of period at Dec. 31, 2012		$ 244	$ 131,766	$ 149,700	$ (4,016)
Balance at beginning of period (in shares) at Dec. 31, 2012	24,437,000
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)	35,061
Shares issued		1	0
Restricted stock unit expense			349
Distributions to shareholders				(8,566)	0
Net (loss) income	(7,922)				(7,922)
Balance at end of period at Jun. 30, 2013	261,556	245	132,115	141,134	(11,938)
Balance at end of period (in shares) at Jun. 30, 2013	24,472,061
Balance at beginning of period at Dec. 31, 2013	307,441	305	183,535	131,520	(7,919)
Balance at beginning of period (in shares) at Dec. 31, 2013	30,472,061
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)	18,649,489
Shares issued		186	233,058
Restricted stock unit expense			486
Distributions to shareholders				(6,076)	(9,081)
Net (loss) income	17,000				17,000
Balance at end of period at Jun. 30, 2014	$ 543,014	$ 491	$ 417,079	$ 125,444	$ 0
Balance at end of period (in shares) at Jun. 30, 2014	49,121,550